Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	kr 343,254	kr 360,634
Book value of financial assets	341,277	359,484
Fair value of financial liabilities	314,304	330,209
Book value of financial liabilities	313,620	330,222
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	4,410	8,607
Book value of financial liabilities	4,410	8,607
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	300,906	316,375
Book value of financial liabilities	300,222	316,388
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	288,456	307,074
Book value of financial liabilities	287,772	307,087
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	288,456	307,074
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	4,410	8,607
Book value of financial liabilities	4,410	8,607
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	4,410	8,607
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	284,046	298,467
Book value of financial liabilities	283,362	298,480
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	284,046	298,467
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	279,877	292,978
Book value of financial assets	277,900	291,828
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,259	5,867
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	272,618	287,111
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,259	5,219
Book value of financial assets	7,259	5,219
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,259	5,219
Book value of financial assets	7,259	5,219
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,259	5,219
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	48,748	49,951
Book value of financial assets	47,485	48,726
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	48,748	49,951
Book value of financial assets	47,485	48,726
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	0	648
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	48,748	49,303
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	23,304	13,863
Book value of financial assets	22,939	13,529
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	23,304	13,863
Book value of financial assets	22,939	13,529
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	23,304	13,863
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	200,566	223,945
Book value of financial assets	200,216	224,354
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	200,566	223,945
Book value of financial assets	200,216	224,354
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	kr 200,566	kr 223,945